Earnings (Loss) Per Share	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Earnings (Loss) Per Share
EARNINGS (LOSS) PER SHARE

Basic earnings (loss) per share ("EPS") is calculated with reference to the weighted average number of common shares outstanding during the period.

The components of the numerator for the calculation of basic and diluted EPS are as follows:

(in thousands of $)	Six months ended June 30,
	2018	2017
Net income (loss) attributable to Golar LNG Ltd stockholders - basic and diluted	15,317	(139,651)

The components of the denominator for the calculation of basic and diluted EPS are as follows:

(in thousands)	Six months ended June 30,
	2018	2017
Basic:
Weighted average number of common shares outstanding	100,628	100,581

Dilutive:
Dilutive impact of share options	100	—
Weighted average number of common shares outstanding	100,728	100,581

Earnings (loss) per share are as follows:

	Six months ended June 30,
	2018	2017
Basic	$0.15	$(1.39)
Diluted	$0.15	$(1.39)

For the six months ended June 30, 2018 and 2017, convertible bonds have been excluded from the calculation of diluted EPS because the effect was anti-dilutive.